UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZS Structured Credit Capital Management, L.P.
Address: 300 Atlantic Street, Suite 1103

         Stamford, CT  06901

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Song
Title:     Officer
Phone:     203-428-3201

Signature, Place, and Date of Signing:

     Kenneth Song     Stamford, CT     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $57,074 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN AXLE & MFG HLDGS IN    PUT             024061953     1263    50000 SH  PUT  SOLE                    50000        0        0
FORD MTR CO DEL                 PUT             345370950     4367   514400 SH  PUT  SOLE                   514400        0        0
GENERAL MTRS CORP               PUT             370442955    23690   645500 SH  PUT  SOLE                   645500        0        0
LEAR CORP                       PUT             521865955    11235   350000 SH  PUT  SOLE                   350000        0        0
RADIOSHACK CORP                 COM             750438103     1653    80000 SH       SOLE                    80000        0        0
RADIOSHACK CORP                 PUT             750438953     2066   100000 SH  PUT  SOLE                   100000        0        0
RELIANT ENERGY INC              PUT             75952B955    12800   500000 SH  PUT  SOLE                   500000        0        0